Segment Information (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Number of Reportable Segments									3
Business Combination, Acquisition Related Costs										$ 6,500,000
New vehicle retail sales									5,741,619,000	5,224,921,000	4,291,098,000
Used vehicle retail sales									2,324,868,000	2,039,428,000	1,756,918,000
Used vehicle wholesale sales									379,143,000	332,185,000	288,139,000
Parts and service									1,125,694,000	1,010,685,000	880,070,000
Total revenues	2,538,940,000	2,626,448,000	2,511,638,000	2,260,863,000	2,279,492,000	2,340,147,000	2,335,110,000	1,963,832,000	9,937,889,000	8,918,581,000	7,476,100,000
Gross profit	365,959,000	374,709,000	369,148,000	338,122,000	321,321,000	329,462,000	341,274,000	300,489,000	1,447,938,000	1,292,546,000	1,117,252,000
Selling, general and administrative expense									1,061,964,000	976,856,000	848,446,000
Depreciation and amortization expense									42,344,000	35,826,000	31,534,000
Asset Impairment Charge	30,400,000	9,400,000	1,700,000						41,520,000	6,542,000	7,276,000
Floorplan interest expense									(41,614,000)	(41,667,000)	(31,796,000)
Other interest expense, net									(49,693,000)	(38,971,000)	(37,465,000)
Other Expenses									0	(789,000)	0
Gains (Losses) on Extinguishment of Debt									46,403,000	0	0
Income before income taxes									164,400,000	191,895,000	160,735,000
Provision for income taxes									71,396,000	77,903,000	60,526,000
Net income									93,004,000	113,992,000	100,209,000
Total assets	4,141,492,000				3,819,478,000				4,141,492,000	3,819,478,000
United States [Member]
Segment Reporting Information [Line Items]
Goodwill and intangible franchise rights	958,144,000				828,881,000				958,144,000	828,881,000
New vehicle retail sales									4,669,512,000	4,220,913,000	4,004,211,000
Used vehicle retail sales									1,923,740,000	1,728,072,000	1,623,588,000
Used vehicle wholesale sales									279,074,000	236,995,000	240,789,000
Parts and service									966,672,000	878,951,000	833,964,000
Finance and insurance									336,243,000	288,409,000	251,458,000
Total revenues									8,175,241,000	7,353,340,000	6,954,010,000
Gross profit									1,245,907,000	1,116,415,000	1,054,270,000
Selling, general and administrative expense									891,693,000	830,275,000	796,998,000
Depreciation and amortization expense									36,701,000	31,671,000	29,137,000
Asset Impairment Charge									15,570,000	6,542,000	7,276,000
Floorplan interest expense									(34,060,000)	(33,789,000)	(30,736,000)
Other interest expense, net									(46,516,000)	(37,982,000)	(36,831,000)
Other Expenses										0
Gains (Losses) on Extinguishment of Debt									(46,403,000)
Income before income taxes									174,964,000	176,156,000	153,292,000
Provision for income taxes									(77,715,000)	70,815,000	58,794,000
Net income									97,249,000	105,340,000	94,498,000
Capital expenditures									88,774,000	64,442,000	61,214,000
Total assets	3,529,643,000				3,241,192,000				3,529,643,000	3,241,192,000
United Kingdom [Member]
Segment Reporting Information [Line Items]
Goodwill and intangible franchise rights	43,295,000				28,261,000				43,295,000	28,261,000
New vehicle retail sales									519,137,000	441,537,000	286,887,000
Used vehicle retail sales									283,147,000	221,590,000	133,330,000
Used vehicle wholesale sales									82,235,000	66,077,000	47,350,000
Parts and service									83,747,000	67,557,000	46,106,000
Finance and insurance									18,986,000	14,028,000	8,417,000
Total revenues									987,252,000	810,789,000	522,090,000
Gross profit									115,393,000	93,221,000	62,982,000
Selling, general and administrative expense									90,427,000	74,777,000	51,448,000
Depreciation and amortization expense									3,403,000	2,573,000	2,397,000
Asset Impairment Charge									0	0	0
Floorplan interest expense									(1,662,000)	(1,589,000)	(1,060,000)
Other interest expense, net									(2,065,000)	(1,158,000)	(634,000)
Other Expenses										0
Gains (Losses) on Extinguishment of Debt									0
Income before income taxes									17,836,000	13,124,000	7,443,000
Provision for income taxes									(3,561,000)	3,064,000	1,732,000
Net income									14,275,000	10,061,000	5,711,000
Capital expenditures									3,679,000	1,489,000	747,000
Total assets	327,644,000				237,960,000				327,644,000	237,960,000
Brazil [Member]
Segment Reporting Information [Line Items]
Goodwill and intangible franchise rights	132,885,000				181,666,000				132,885,000	181,666,000
New vehicle retail sales									552,970,000	562,471,000	0
Used vehicle retail sales									117,981,000	89,766,000	0
Used vehicle wholesale sales									17,834,000	29,113,000	0
Parts and service									75,275,000	64,177,000	0
Finance and insurance									11,336,000	8,925,000	0
Total revenues									775,396,000	754,452,000	0
Gross profit									86,638,000	82,910,000	0
Selling, general and administrative expense									79,844,000	71,804,000	0
Depreciation and amortization expense									2,240,000	1,582,000	0
Asset Impairment Charge									25,950,000	0	0
Floorplan interest expense									(5,892,000)	(6,289,000)	0
Other interest expense, net									(1,112,000)	169,000	0
Other Expenses										(789,000)
Gains (Losses) on Extinguishment of Debt									0
Income before income taxes									(28,400,000)	2,615,000	0
Provision for income taxes									9,880,000	4,024,000	0
Net income									(18,520,000)	(1,409,000)	0
Capital expenditures									5,256,000	3,285,000	0
Total assets	284,205,000				340,326,000				284,205,000	340,326,000
Consolidated Entities [Member]
Segment Reporting Information [Line Items]
Goodwill and intangible franchise rights	1,134,324,000				1,038,808,000				1,134,324,000	1,038,808,000
New vehicle retail sales									5,741,619,000	5,224,921,000	4,291,098,000
Used vehicle retail sales									2,324,868,000	2,039,428,000	1,756,918,000
Used vehicle wholesale sales									379,143,000	332,185,000	288,139,000
Parts and service									1,125,694,000	1,010,685,000	880,070,000
Finance and insurance									366,565,000	311,362,000	259,875,000
Total revenues									9,937,889,000	8,918,581,000	7,476,100,000
Gross profit									1,447,938,000	1,292,546,000	1,117,252,000
Selling, general and administrative expense									1,061,964,000	976,856,000	848,446,000
Depreciation and amortization expense									42,344,000	35,826,000	31,534,000
Asset Impairment Charge									41,520,000	6,542,000	7,276,000
Floorplan interest expense									(41,614,000)	(41,667,000)	(31,796,000)
Other interest expense, net									(49,693,000)	(38,971,000)	(37,465,000)
Other Expenses										(789,000)
Gains (Losses) on Extinguishment of Debt									(46,403,000)
Income before income taxes									164,400,000	191,895,000	160,735,000
Provision for income taxes									(71,396,000)	77,903,000	60,526,000
Net income									93,004,000	113,992,000	100,209,000
Capital expenditures									97,709,000	69,216,000	61,961,000
Total assets	$ 4,141,492,000				$ 3,819,478,000				$ 4,141,492,000	$ 3,819,478,000